UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2013 (Unaudited)

DWS Enhanced Global Bond Fund
		Principal Amount ($) (a)	Value ($)
Bonds 91.6%
Australia 1.9%
Bluescope Steel Ltd., 144A, 7.125%, 5/1/2018		15,000	15,450
FMG Resources (August 2006) Pty Ltd., 144A, 6.0%, 4/1/2017 (b)		440,000	440,000
Queensland Treasury Corp., Series 23, 4.25%, 7/21/2023	AUD	2,210,000	1,913,710

(Cost $2,647,110)			2,369,160
Austria 2.1%
Republic of Austria, 144A, 4.0%, 9/15/2016 (Cost $2,264,822)	EUR	1,740,000	2,565,294
Barbados 0.1%
Columbus International, Inc., 144A, 11.5%, 11/20/2014 (Cost $112,250)		100,000	108,000
Belarus 0.2%
Republic of Belarus, REG S, 8.75%, 8/3/2015 (Cost $265,313)		250,000	250,000
Bermuda 0.4%
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	108,500
Digicel Ltd., 144A, 8.25%, 9/1/2017		330,000	344,025
Ingersoll-Rand Global Holding Co., Ltd., 144A, 2.875%, 1/15/2019		10,000	9,882
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		15,000	16,538

(Cost $490,885)			478,945
Brazil 0.4%
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	300,000	122,132
Itau Unibanco Holding SA, 144A, 5.5%, 8/6/2022		200,000	189,000
Telemar Norte Leste SA, 144A, 5.5%, 10/23/2020		200,000	188,000

(Cost $552,930)			499,132
Canada 1.1%
Barrick Gold Corp., 144A, 2.5%, 5/1/2018		190,000	176,312
Bombardier, Inc., 144A, 5.75%, 3/15/2022		205,000	207,050
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	4,938
FQM Akubra, Inc.:
144A, 7.5%, 6/1/2021		50,000	50,000
144A, 8.75%, 6/1/2020		30,000	31,500
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		20,000	20,150
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		10,000	10,250
MEG Energy Corp., 144A, 6.375%, 1/30/2023		80,000	80,000
Novelis, Inc., 8.75%, 12/15/2020		310,000	341,775
OPB Finance Trust, Series C, 2.9%, 5/24/2023	CAD	437,000	404,779
Quebecor Media, Inc., 5.75%, 1/15/2023		15,000	14,663

(Cost $1,389,856)			1,341,417
Cayman Islands 0.8%
Odebrecht Drilling Norbe VIII/IX Ltd., 144A, 6.35%, 6/30/2021 (b)		185,000	185,925
Odebrecht Finance Ltd., 144A, 7.125%, 6/26/2042		250,000	243,750
Offshore Group Investment Ltd.:
144A, 7.125%, 4/1/2023		30,000	30,075
7.5%, 11/1/2019		45,000	47,250
Transocean, Inc., 3.8%, 10/15/2022		370,000	353,253
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		150,000	160,500

(Cost $1,100,468)			1,020,753
Chile 0.1%
SACI Falabella, 144A, 3.75%, 4/30/2023 (Cost $198,172)		200,000	182,155
Colombia 0.4%
Colombia Telecomunicaciones SA ESP, 144A, 5.375%, 9/27/2022		250,000	235,000
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		200,000	210,500

(Cost $463,063)			445,500
Costa Rica 0.2%
Instituto Costarricense de Electricidad, 144A, 6.95%, 11/10/2021 (Cost $287,500)		250,000	265,625
Croatia 0.2%
Agrokor DD, 144A, 8.875%, 2/1/2020 (Cost $278,750)		250,000	264,750
Cyprus 0.1%
Mriya Agro Holding PLC, 144A, 9.45%, 4/19/2018 (Cost $197,670)		200,000	186,000
Dominican Republic 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 144A, 9.25%, 11/13/2019 (Cost $272,813)		250,000	255,625
France 2.1%
BNP Paribas SA, 3.25%, 3/3/2023		450,000	416,789
BPCE SA, 1.7%, 4/25/2016		515,000	511,172
Electricite de France SA, 144A, 5.25%, 1/29/2049		400,000	382,500
GDF Suez, 144A, 2.875%, 10/10/2022 (b)		600,000	559,494
RCI Banque SA, 144A, 3.5%, 4/3/2018		700,000	698,054

(Cost $2,649,103)			2,568,009
Georgia 0.2%
Georgian Railway JSC, 144A, 7.75%, 7/11/2022 (Cost $235,750)		200,000	218,500
Germany 1.0%
KFW, 1.875%, 6/13/2018	CAD	1,105,000	1,053,080
Unitymedia Hessen GmbH & Co., KG, 144A, 7.5%, 3/15/2019	EUR	125,000	179,729
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	50,000	74,247

(Cost $1,325,265)			1,307,056
Ireland 0.3%
EDC Finance Ltd., 144A, 4.875%, 4/17/2020		200,000	185,000
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		200,000	209,500

(Cost $402,917)			394,500
Italy 0.5%
Intesa Sanpaolo SpA, 3.875%, 1/16/2018 (Cost $594,113)		595,000	578,486
Japan 1.6%
Government of Japan, Series 144, 1.5%, 3/20/2033	JPY	124,000,000	1,225,590
Mizuho Bank Ltd., 144A, 2.95%, 10/17/2022		860,000	785,221

(Cost $2,109,181)			2,010,811
Jersey 0.2%
Polyus Gold International Ltd., 144A, 5.625%, 4/29/2020 (b) (Cost $200,000)		200,000	194,000
Kazakhstan 0.4%
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020 (Cost $553,750)		500,000	523,850
Luxembourg 1.8%
ALROSA Finance SA, 144A, 7.75%, 11/3/2020		200,000	218,500
ArcelorMittal, 6.125%, 6/1/2018		500,000	525,000
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		55,000	52,800
144A, 6.625%, 12/15/2022		20,000	20,450
7.5%, 4/1/2021		305,000	332,069
Intelsat Luxembourg SA, 144A, 7.75%, 6/1/2021		55,000	57,887
Mallinckrodt International Finance SA, 144A, 4.75%, 4/15/2023		75,000	72,598
MHP SA, 144A, 8.25%, 4/2/2020		200,000	183,500
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	194,000
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		20,000	19,600
Rosneft Finance SA, 144A, 6.625%, 3/20/2017		500,000	548,100
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		15,000	15,300

(Cost $2,259,274)			2,239,804
Marshall Islands 0.0%
Navios Maritime Holdings, Inc., 8.875%, 11/1/2017		20,000	20,975
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		10,000	10,775

(Cost $30,775)			31,750
Mexico 1.4%
America Movil SAB de CV, Series 12, 6.45%, 12/5/2022	MXN	2,000,000	149,804
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		200,000	210,500
Cemex SAB de CV, 144A, 9.0%, 1/11/2018		200,000	217,500
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		200,000	217,000
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		200,000	202,000
Petroleos Mexicanos, 144A, 2.286%, 7/18/2018		500,000	512,500
United Mexican States:
Series M, 7.75%, 5/29/2031	MXN	1,600,000	136,071
Series M 20, 8.5%, 5/31/2029	MXN	1,600,000	146,767

(Cost $1,870,014)			1,792,142
Netherlands 5.6%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/2022		350,000	336,217
Government of Netherlands, 144A, 4.5%, 7/15/2017	EUR	3,570,000	5,445,223
ING Bank NV, 144A, 2.0%, 9/25/2015		875,000	884,888
Metinvest BV, 144A, 10.25%, 5/20/2015		100,000	103,020
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		215,000	239,994

(Cost $6,765,532)			7,009,342
Peru 0.6%
Alicorp SAA, 144A, 3.875%, 3/20/2023		250,000	230,000
Banco de Credito del Peru, 144A, 4.25%, 4/1/2023		200,000	183,000
Cia Minera Milpo SAA, 144A, 4.625%, 3/28/2023		200,000	184,500
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		200,000	188,500

(Cost $843,026)			786,000
Portugal 0.4%
Portugal Obrigacoes do Tesouro, 144A, 4.35%, 10/16/2017 (Cost $642,971)	EUR	440,000	558,205
Russia 0.4%
Russian Federation:
Series 6204, 7.5%, 3/15/2018	RUB	4,000,000	126,562
Series 6207, 8.15%, 2/3/2027	RUB	12,000,000	378,621

(Cost $557,778)			505,183
Slovenia 0.2%
Republic of Slovenia, 144A, 4.75%, 5/10/2018 (Cost $198,054)		200,000	193,754
Spain 0.6%
Telefonica Emisiones SAU, 4.57%, 4/27/2023 (Cost $775,000)		775,000	749,332
Sweden 0.3%
Nordea Bank AB, 144A, 4.25%, 9/21/2022 (Cost $372,615)		375,000	370,979
Turkey 0.2%
Turkiye Vakiflar Bankasi Tao, 144A, 3.75%, 4/15/2018 (Cost $239,008)		250,000	230,000
Ukraine 0.2%
Ukraine Government International Bond, 144A, 7.75%, 9/23/2020 (Cost $232,793)		250,000	228,750
United Arab Emirates 0.2%
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015 (Cost $282,500)		250,000	276,250
United Kingdom 4.0%
Afren PLC, 144A, 10.25%, 4/8/2019		200,000	230,500
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		500,000	469,112
Aviva PLC, 5.7%, 9/29/2015	EUR	450,000	604,644
Barclays Bank PLC, 7.625%, 11/21/2022 (b)		590,000	587,050
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		220,000	206,571
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023		100,000	95,899
United Kingdom Gilt, 2.75%, 1/22/2015	GBP	1,765,000	2,780,835

(Cost $5,025,870)			4,974,611
United States 60.8%
Access Midstream Partners LP, 4.875%, 5/15/2023		20,000	19,000
Accuride Corp., 9.5%, 8/1/2018		10,000	10,363
AES Corp.:
4.875%, 5/15/2023		10,000	9,500
8.0%, 10/15/2017		25,000	29,000
Agilent Technologies, Inc., 3.2%, 10/1/2022		200,000	187,926
Air Lease Corp., 4.75%, 3/1/2020 (b)		25,000	24,750
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		20,000	20,900
Ally Financial, Inc., 6.25%, 12/1/2017		180,000	195,015
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK) (b)		15,000	15,488
AMC Entertainment, Inc., 8.75%, 6/1/2019		130,000	140,725
American Electric Power Co., Inc., Series F, 2.95%, 12/15/2022		290,000	271,309
American International Group, Inc., 4.875%, 6/1/2022		200,000	217,490
American Tower Corp., (REIT), 3.5%, 1/31/2023		280,000	254,855
AmeriGas Finance LLC:
6.75%, 5/20/2020		20,000	21,250
7.0%, 5/20/2022		20,000	21,300
APX Group, Inc., 144A, 6.375%, 12/1/2019		15,000	14,625
Asbury Automotive Group, Inc., 144A, 8.375%, 11/15/2020		5,000	5,575
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		25,000	26,563
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		25,000	25,438
Avis Budget Car Rental LLC, 144A, 5.5%, 4/1/2023		15,000	14,775
Axiall Corp., 144A, 4.875%, 5/15/2023		10,000	9,500
B&G Foods, Inc., 4.625%, 6/1/2021		20,000	19,325
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 2.491% *, 11/15/2015		1,513,555	1,520,871
Bank of America Corp., 3.3%, 1/11/2023		535,000	503,656
BC Mountain LLC, 144A, 7.0%, 2/1/2021		20,000	20,800
BE Aerospace, Inc., 6.875%, 10/1/2020		60,000	65,250
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.899% *, 6/11/2040		220,000	248,550
Belden, Inc., 144A, 5.5%, 9/1/2022		30,000	29,850
Berry Petroleum Co.:
6.375%, 9/15/2022		15,000	15,300
6.75%, 11/1/2020		15,000	15,525
Biomet, Inc.:
6.5%, 8/1/2020		25,000	26,250
6.5%, 10/1/2020		5,000	5,131
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		30,000	30,600
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		40,000	42,200
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		10,000	10,700
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		15,000	15,113
Caesar's Entertainment Operating Co., Inc., 8.5%, 2/15/2020		215,000	200,219
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		20,000	18,700
Calpine Corp.:
144A, 7.5%, 2/15/2021		243,000	260,010
144A, 7.875%, 7/31/2020		15,000	16,275
CC Holdings GS V LLC, 3.849%, 4/15/2023		300,000	282,672
CCO Holdings LLC, 6.5%, 4/30/2021		180,000	184,950
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		20,000	20,325
CDW LLC, 8.5%, 4/1/2019		185,000	203,037
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		10,000	10,225
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		20,000	19,200
144A, 6.375%, 9/15/2020		90,000	92,925
Chaparral Energy, Inc., 7.625%, 11/15/2022		30,000	30,675
Chesapeake Energy Corp., 5.75%, 3/15/2023		10,000	10,075
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		20,000	21,250
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		245,000	258,475
8.75%, 3/15/2018 (b)		110,000	114,400
CIT Group, Inc., 4.25%, 8/15/2017 (b)		315,000	322,087
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.941% *, 8/15/2018		1,600,000	1,639,898
Clean Harbors, Inc., 5.125%, 6/1/2021		20,000	20,400
Clear Channel Communications, Inc., 11.25%, 3/1/2021 (b)		20,000	21,350
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		20,000	20,700
Series B, 6.5%, 11/15/2022		30,000	31,350
Series B, 7.625%, 3/15/2020		85,000	89,675
CNA Financial Corp., 5.75%, 8/15/2021		500,000	567,899
CNH Capital LLC, 3.625%, 4/15/2018		30,000	29,475
Commercial Mortgage Trust, "A4", Series 2007-GG9, 5.444%, 3/10/2039		1,950,000	2,161,700
Community Health Systems, Inc., 7.125%, 7/15/2020		145,000	148,444
ConAgra Foods, Inc., 3.25%, 9/15/2022		235,000	226,996
Constellation Brands, Inc., 3.75%, 5/1/2021		20,000	18,700
Continental Resources, Inc.:
4.5%, 4/15/2023		5,000	4,863
5.0%, 9/15/2022		10,000	10,050
Cox Communications, Inc., 144A, 3.25%, 12/15/2022		80,000	73,097
Credit Suisse Commercial Mortgage Trust, "A3", Series 2006-C3, 5.798% *, 6/15/2038		1,036,470	1,140,090
Cricket Communications, Inc., 7.75%, 10/15/2020		195,000	221,812
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		10,000	10,175
CyrusOne LP, 6.375%, 11/15/2022		10,000	10,500
Dana Holding Corp., 5.375%, 9/15/2021 (c)		20,000	20,050
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		410,000	526,428
DCP Midstream Operating LP, 3.875%, 3/15/2023		400,000	374,306
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.192% *, 3/15/2018		150,000	150,735
Del Monte Corp., 7.625%, 2/15/2019		30,000	31,350
Delphi Corp., 5.0%, 2/15/2023		20,000	20,800
Denbury Resources, Inc., 4.625%, 7/15/2023		40,000	36,600
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		10,000	9,450
DIRECTV Holdings LLC, 2.4%, 3/15/2017		920,000	927,262
DISH DBS Corp.:
5.0%, 3/15/2023 (b)		35,000	32,813
7.875%, 9/1/2019		105,000	119,437
Dow Chemical Co., 5.25%, 11/15/2041		400,000	409,739
DTE Energy Co., 7.625%, 5/15/2014		167,000	175,928
E*TRADE Financial Corp.:
6.375%, 11/15/2019		45,000	47,813
6.75%, 6/1/2016		240,000	253,800
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		10,000	9,600
EarthLink, Inc., 144A, 7.375%, 6/1/2020		20,000	19,750
Energy Future Intermediate Holding Co., LLC, 11.0%, 10/1/2021		44,000	47,740
Enterprise Products Operating LLC, 3.35%, 3/15/2023		392,000	378,103
EP Energy LLC, 7.75%, 9/1/2022		30,000	33,000
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK) (b)		31,286	32,068
Equinix, Inc.:
5.375%, 4/1/2023		55,000	54,588
7.0%, 7/15/2021		165,000	180,675
Federal Home Loan Mortgage Corp.:
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		1,097,972	131,537
"ZB", Series 4183, 3.0%, 3/15/2043		1,010,038	854,949
"JS", Series 3572, Interest Only, 6.609% **, 9/15/2039		868,201	134,462
Federal National Mortgage Association:
3.0%, 11/15/2027		1,000,000	921,356
4.0%, 9/1/2040 (c)		3,500,000	3,634,805
First Data Corp.:
144A, 6.75%, 11/1/2020		115,000	120,031
144A, 7.375%, 6/15/2019		225,000	236,250
144A, 10.625%, 6/15/2021		25,000	25,375
Fiserv, Inc., 3.5%, 10/1/2022		475,000	450,157
FMC Technologies, Inc., 3.45%, 10/1/2022		200,000	190,693
Ford Motor Credit Co., LLC, 4.25%, 9/20/2022 (b)		205,000	204,634
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		720,000	650,570
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		95,000	102,956
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.875%, 1/31/2022		10,000	10,550
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		145,000	143,550
7.625%, 4/15/2024 (b)		10,000	10,100
8.5%, 4/15/2020		325,000	360,750
FTI Consulting, Inc., 6.0%, 11/15/2022		15,000	15,356
GenCorp, Inc., 144A, 7.125%, 3/15/2021		60,000	63,300
General Electric Capital Corp., 3.1%, 1/9/2023		1,000,000	940,147
General Motors Financial Co., Inc., 144A, 3.25%, 5/15/2018 (b)		10,000	9,775
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		100,000	89,574
Government National Mortgage Association:
"DI", Series 2012-102, Interest Only, 2.5%, 8/20/2027		4,460,278	483,711
"HX", Series 2012-91, 3.0%, 9/20/2040		414,858	405,019
3.5%, 11/1/2041 (c)		8,000,000	8,145,625
3.5%, 4/1/2042 (c)		7,000,000	7,127,968
3.5%, 8/20/2042		2,865,928	2,924,366
4.0%, 3/1/2041 (c)		3,000,000	3,137,344
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		2,871,527	288,164
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039		1,623,651	205,169
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		1,750,852	205,522
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		2,353,954	226,832
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		811,368	133,251
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,038,119	173,255
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		682,772	129,228
7.0%, 1/15/2029		8,650	9,970
7.0%, 1/15/2029		7,695	8,816
7.0%, 1/15/2029		17,180	19,548
7.0%, 2/15/2029		11,290	12,975
7.0%, 2/15/2029		8,083	9,320
7.0%, 2/15/2029		7,110	8,172
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		30,000	29,250
GTL Trade Finance, Inc., 144A, 7.25%, 10/20/2017		200,000	221,500
Halcon Resources Corp.:
8.875%, 5/15/2021		45,000	45,450
9.75%, 7/15/2020		20,000	20,750
Harron Communications LP, 144A, 9.125%, 4/1/2020		10,000	11,050
Hartford Financial Services Group, Inc.:
4.3%, 4/15/2043 (b)		410,000	371,409
6.0%, 1/15/2019		117,000	134,057
Hawk Acquisition Sub, Inc., 144A, 4.25%, 10/15/2020		145,000	139,200
HCA, Inc.:
6.5%, 2/15/2020		270,000	297,337
7.5%, 2/15/2022		225,000	253,687
Hertz Corp., 6.75%, 4/15/2019		85,000	91,587
Hewlett-Packard Co., 3.3%, 12/9/2016		680,000	710,345
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		85,000	86,912
8.875%, 2/1/2018		45,000	46,800
Host Hotels & Resorts LP, Series D, (REIT), 3.75%, 10/15/2023 (b)		445,000	412,976
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		15,000	15,600
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		20,000	21,250
7.625%, 6/15/2021		60,000	64,950
Huntington Ingalls Industries, Inc., 6.875%, 3/15/2018		170,000	185,300
Huntsman International LLC:
4.875%, 11/15/2020		20,000	19,800
8.625%, 3/15/2021 (b)		80,000	90,200
IAC/InterActiveCorp., 4.75%, 12/15/2022		15,000	14,175
IMS Health, Inc., 144A, 6.0%, 11/1/2020		20,000	20,650
ING U.S., Inc., 144A, 5.7%, 7/15/2043		335,000	334,770
International Lease Finance Corp.:
3.875%, 4/15/2018		35,000	34,081
4.625%, 4/15/2021		30,000	28,763
6.25%, 5/15/2019		10,000	10,550
8.75%, 3/15/2017		95,000	109,012
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		135,000	143,100
Jefferies Group LLC, 5.125%, 1/20/2023		240,000	242,896
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		40,000	41,600
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		190,000	183,698
"A4", Series 2007-C1, 5.716%, 2/15/2051		760,000	848,950
JPMorgan Mortgage Acquisition Trust, "A2", Series 2007-CH4, 0.25% *, 12/25/2029		851,199	842,277
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		30,000	31,200
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		888,494	922,977
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		175,000	169,076
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% *, 7/15/2040		690,000	762,364
Level 3 Communications, Inc., 8.875%, 6/1/2019 (b)		85,000	91,587
Level 3 Financing, Inc., 7.0%, 6/1/2020		185,000	191,937
Linn Energy LLC, 144A, 6.25%, 11/1/2019		175,000	164,500
LKQ Corp., 144A, 4.75%, 5/15/2023		30,000	28,763
Loews Corp., 2.625%, 5/15/2023		160,000	147,316
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022		250,000	253,191
Mediacom Broadband LLC, 6.375%, 4/1/2023		10,000	10,075
Mediacom LLC, 9.125%, 8/15/2019		100,000	109,500
Memorial Production Partners LP, 7.625%, 5/1/2021		15,000	14,550
Meritor, Inc., 6.75%, 6/15/2021		15,000	14,925
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		205,000	215,250
144A, 6.625%, 4/1/2023		20,000	20,400
MGM Resorts International:
6.625%, 12/15/2021 (b)		50,000	52,750
6.75%, 10/1/2020 (b)		15,000	15,956
8.625%, 2/1/2019 (b)		120,000	139,050
Midcontinent Communications & Midcontinent Finance Corp., 144A, 6.25%, 8/1/2021		20,000	20,100
Midstates Petroleum Co., Inc.:
144A, 9.25%, 6/1/2021		40,000	39,300
144A, 10.75%, 10/1/2020		15,000	15,600
Morgan Stanley:
3.75%, 2/25/2023		415,000	399,047
4.1%, 5/22/2023		420,000	394,286
Murray Energy Corp., 144A, 8.625%, 6/15/2021		5,000	5,075
Norcraft Companies LP, 10.5%, 12/15/2015		700,000	728,000
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		5,000	5,138
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		90,000	95,400
6.875%, 1/15/2023		20,000	21,150
Owens Corning, Inc., 4.2%, 12/15/2022		120,000	117,329
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		10,000	10,250
Pilgrim's Pride Corp., 7.875%, 12/15/2018		130,000	140,725
Plains Exploration & Production Co., 6.75%, 2/1/2022		10,000	10,706
Ply Gem Industries, Inc., 9.375%, 4/15/2017		9,000	9,608
PNK Finance Corp., 144A, 6.375%, 8/1/2021 (c)		20,000	20,150
Polymer Group, Inc., 7.75%, 2/1/2019		75,000	80,062
PolyOne Corp., 144A, 5.25%, 3/15/2023		45,000	44,100
PPL Energy Supply LLC, 4.6%, 12/15/2021		300,000	306,392
Principal Financial Group, Inc., 3.3%, 9/15/2022		605,000	589,004
Range Resources Corp., 5.0%, 3/15/2023		10,000	10,000
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023		10,000	9,400
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	259,623
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021		10,000	9,550
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		30,000	30,525
7.125%, 4/15/2019		310,000	330,925
SandRidge Energy, Inc., 7.5%, 3/15/2021 (b)		60,000	59,400
SBA Communications Corp., 5.625%, 10/1/2019		15,000	15,113
Sealed Air Corp., 144A, 5.25%, 4/1/2023		10,000	9,725
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		10,000	9,950
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		20,000	21,200
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		25,000	25,000
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		30,000	31,200
SLM Corp., 5.5%, 1/25/2023 (b)		540,000	505,095
Smithfield Foods, Inc., 6.625%, 8/15/2022		50,000	52,875
Sprint Communications, Inc.:
6.0%, 12/1/2016		295,000	313,437
6.0%, 11/15/2022		25,000	24,063
8.375%, 8/15/2017 (b)		70,000	79,100
Starz LLC, 5.0%, 9/15/2019		15,000	15,113
Sun Products Corp., 144A, 7.75%, 3/15/2021		30,000	30,600
Talos Production LLC, 144A, 9.75%, 2/15/2018		30,000	29,250
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		20,000	19,250
Tenet Healthcare Corp.:
144A, 4.375%, 10/1/2021		30,000	27,600
144A, 4.5%, 4/1/2021 (b)		10,000	9,325
6.25%, 11/1/2018		70,000	74,900
Tesoro Corp.:
4.25%, 10/1/2017		15,000	15,375
5.375%, 10/1/2022		10,000	9,900
The Goldman Sachs Group, Inc., 3.625%, 1/22/2023 (b)		555,000	531,401
Total System Services, Inc., 3.75%, 6/1/2023		330,000	306,445
TransDigm, Inc.:
144A, 7.5%, 7/15/2021 (b)		35,000	37,100
7.75%, 12/15/2018		25,000	26,656
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		20,000	19,150
tw telecom holdings, Inc., 5.375%, 10/1/2022		20,000	20,100
U.S. Airways Group, Inc., 6.125%, 6/1/2018		20,000	19,150
U.S. Treasury Bills:
0.015% ***, 9/26/2013 (d)		142,000	141,993
0.1% ***, 9/5/2013 (d)		918,000	917,983
U.S. Treasury Notes:
0.75%, 6/15/2014		2,000,000	2,010,624
1.625%, 8/15/2022		6,500,000	6,051,097
1.75%, 5/15/2023		585,000	542,587
United Rentals North America, Inc.:
5.75%, 7/15/2018		25,000	26,750
6.125%, 6/15/2023		10,000	10,388
7.625%, 4/15/2022		95,000	105,925
Ventas Realty LP, (REIT), 2.7%, 4/1/2020		440,000	417,536
Watco Companies LLC, 144A, 6.375%, 4/1/2023		10,000	9,975
Windstream Corp.:
6.375%, 8/1/2023		20,000	19,000
7.5%, 6/1/2022		15,000	15,450
7.5%, 4/1/2023		10,000	10,225
7.75%, 10/15/2020 (b)		385,000	410,025
7.75%, 10/1/2021		25,000	26,625
Zoetis, Inc., 144A, 3.25%, 2/1/2023		175,000	166,139

(Cost $76,952,856)			75,864,848
Venezuela 0.4%
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017 (Cost $491,293)		500,000	460,000

Total Bonds (Cost $116,131,040)			114,298,518
Loan Participations and Assignments 1.1%
Russia
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022		250,000	231,300
TMK OAO, 144A, 6.75%, 4/3/2020		200,000	194,250
Uralkali OJSC, 144A, 3.723%, 4/30/2018		200,000	184,750
Vimpel Communications, 144A, 7.748%, 2/2/2021		200,000	213,500
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		500,000	523,750

Total Loan Participations and Assignments (Cost $1,387,625)			1,347,550
Preferred Stock 0.0%
United States
Ally Financial, Inc., 144A, 7.0% (Cost $19,437)		20	19,812

		Contracts	Value ($)
Call Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
10 Year U.S. Treasury Note Future, Expiration Date 8/23/2013, Strike Price $132.5 (Cost $53,923)		126	1,969

		Shares	Value ($)
Securities Lending Collateral 4.9%
Daily Assets Fund Institutional, 0.10% (e) (f) (Cost $6,136,077)		6,136,077	6,136,077
Cash Equivalents 6.3%
Central Cash Management Fund, 0.05% (e) (Cost $7,863,519)		7,863,519	7,863,519

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $131,591,621) †		103.9	129,667,445
Other Assets and Liabilities, Net (b)		(3.9)	(4,897,822)

Net Assets		100.0	124,769,623

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2013.

**	These securities are shown at their current rate as of July 31, 2013.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $131,927,988.  At July 31, 2013, net unrealized depreciation for all securities based on tax cost was $2,260,543.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,433,208 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,693,751.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, included in other assets and liabilities, net is pending sale, that is also on loan. The value of securities loaned at July 31, 2013 amounted to $5,902,996 which is 4.7% of net assets.

(c)	When-issued or delayed delivery security included.
(d)	At July 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	9/19/2013	15	1,921,186	(75,434)
10 Year U.S. Treasury Note	USD	9/19/2013	47	5,942,563	(89,335)
Federal Republic of Germany Euro-Bund	EUR	9/6/2013	10	1,894,019	(25,827)
Ultra Long U.S. Treasury Bond	USD	9/19/2013	15	2,163,750	4,218
Total net unrealized depreciation					(186,378)

At July 31, 2013, open written options contracts were as follows:

Options on Exchange-Traded Futures Contracts

	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (g)
Put Options
10 Year U.S. Treasury Note Future	126	8/23/2013	130.0	111,452	(450,844)

(g)	Unrealized depreciation on written options on exchange-traded futures contracts at July 31, 2013 was $339,392.

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (h)

Call Options
Receive Fixed - 4.064% - Pay Floating - LIBOR	5/13/2014 5/13/2044	2,900,000	1	5/9/2014	21,387	(97,606)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	2,900,000	2	3/15/2016	55,173	(63,266)
Total Call Options					76,560	(160,872)

Put Options
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	2,900,000	1	3/15/2016	28,347	(63,266)
Pay Fixed - 2.064% - Receive Floating - LIBOR	5/13/2014 5/13/2044	2,900,000	1	5/9/2014	21,388	(1,318)
Pay Fixed - 2.385% - Receive Floating - LIBOR	3/31/2014 3/31/2044	2,900,000	3	3/27/2014	39,585	(3,839)
Pay Fixed - 2.423% - Receive Floating - LIBOR	3/20/2014 3/20/2044	2,900,000	4	3/18/2014	41,760	(4,302)
Total Put Options					131,080	(72,725)

Total					207,640	(233,597)

(h)	Unrealized depreciation on written options on interest rate swap contracts at July 31, 2013 was $25,957.
At July 31, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (i)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

9/20/2012 12/20/2017	40,000	5	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	5,640	2,609	3,031

(i)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(j)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties
1	Nomura International PLC
2	BNP Paribas
3	Barclays Bank PLC
4	JPMorgan Chase Securities, Inc.
5	UBS AG

As of July 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	1,049,731	ZAR	10,400,000	8/1/2013	4,289	Citigroup, Inc.
USD	403,836	JPY	40,000,000	8/1/2013	4,705	UBS AG
JPY	40,000,000	USD	409,531	8/1/2013	990	Nomura International PLC
USD	1,309,246	JPY	130,000,000	8/2/2013	18,519	JPMorgan Chase Securities, Inc.
USD	1,342,715	GBP	900,000	8/12/2013	26,284	JPMorgan Chase Securities, Inc.
USD	1,308,314	JPY	130,000,000	8/12/2013	19,523	Barclays Bank PLC
USD	1,340,495	ZAR	13,500,000	8/15/2013	24,834	Citigroup, Inc.
USD	1,183,521	TRY	2,320,000	8/16/2013	11,560	UBS AG
USD	1,191,386	ZAR	11,908,000	8/16/2013	13,274	UBS AG
USD	1,978,309	NOK	12,055,000	8/16/2013	66,353	UBS AG
USD	1,986,714	SEK	13,293,000	8/16/2013	52,033	UBS AG
USD	3,161,086	NZD	4,045,000	8/16/2013	66,518	UBS AG
SGD	1,505,000	USD	1,191,853	8/16/2013	7,594	UBS AG
USD	2,355,508	MXN	30,450,000	8/19/2013	23,766	JPMorgan Chase Securities, Inc.
AUD	1,400,000	USD	1,293,075	8/19/2013	36,425	Nomura International PLC
MXN	17,400,000	USD	1,370,345	8/19/2013	10,760	Barclays Bank PLC
MXN	8,700,000	USD	685,054	8/19/2013	5,262	UBS AG
ZAR	13,200,000	USD	1,339,367	8/26/2013	6,576	Barclays Bank PLC
KRW	1,497,000,000	USD	1,338,101	8/26/2013	7,775	UBS AG
AUD	2,222,900	USD	2,026,540	10/24/2013	40,083	UBS AG
GBP	2,200,000	USD	3,372,857	10/24/2013	27,959	Nomura International PLC
Total unrealized appreciation					475,082

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

ZAR	10,400,000	USD	1,039,886	8/1/2013	(14,135)	Citigroup, Inc.
JPY	130,000,000	USD	1,297,540	8/2/2013	(30,225)	Nomura International PLC
JPY	130,000,000	USD	1,295,320	8/12/2013	(32,517)	Nomura International PLC
EUR	1,000,000	USD	1,290,192	8/12/2013	(40,214)	JPMorgan Chase Securities, Inc.
GBP	900,000	USD	1,359,800	8/12/2013	(9,199)	JPMorgan Chase Securities, Inc.
ZAR	13,500,000	USD	1,358,897	8/15/2013	(6,432)	Citigroup, Inc.
EUR	189,750	USD	249,069	8/15/2013	(3,376)	Citigroup, Inc.
EUR	1,378	USD	1,819	8/15/2013	(14)	JPMorgan Chase Securities, Inc.
USD	1,182,574	BRL	2,693,000	8/16/2013	(5,676)	UBS AG
USD	1,186,907	AUD	1,297,000	8/16/2013	(22,213)	UBS AG
JPY	512,741,000	USD	5,169,706	8/16/2013	(67,531)	UBS AG
EUR	916,000	USD	1,194,640	8/16/2013	(24,017)	UBS AG
CHF	1,140,000	USD	1,198,283	8/16/2013	(33,658)	UBS AG
GBP	1,319,000	USD	1,990,197	8/16/2013	(16,130)	UBS AG
USD	1,371,934	ZAR	13,500,000	8/19/2013	(7,423)	Citigroup, Inc.
NOK	7,890,616	EUR	1,000,000	8/19/2013	(7,589)	JPMorgan Chase Securities, Inc.
NOK	3,936,192	EUR	500,000	8/19/2013	(2,248)	UBS AG
EUR	1,500,000	NOK	11,676,425	8/19/2013	(15,664)	Barclays Bank PLC
USD	1,270,214	AUD	1,400,000	8/19/2013	(13,564)	Barclays Bank PLC
MXN	4,350,000	USD	335,197	8/19/2013	(4,700)	JPMorgan Chase Securities, Inc.
ZAR	13,500,000	USD	1,357,152	8/19/2013	(7,359)	Citigroup, Inc.
USD	1,348,521	ZAR	13,200,000	8/26/2013	(15,730)	Barclays Bank PLC
CAD	1,100,000	USD	1,069,538	8/26/2013	(707)	Citigroup, Inc.
JPY	130,000,000	USD	1,319,926	8/26/2013	(8,013)	Barclays Bank PLC
EUR	6,840,000	USD	9,024,333	10/24/2013	(78,105)	Citigroup, Inc.
CAD	2,174,396	USD	2,107,447	10/24/2013	(5,172)	Barclays Bank PLC
JPY	124,594,707	USD	1,249,570	10/24/2013	(23,571)	Nomura International PLC
Total unrealized depreciation					(495,182)

Currency Abbreviations

AUD	Australian Dollar	NOK	Norwegian Krone
BRL	Brazilian Real	NZD	New Zealand Dollar
CAD	Canadian Dollar	RUB	Russian Ruble
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	TRY	Turkish Lira
JPY	Japanese Yen	USD	United States Dollar
KRW	South Korean Won	ZAR	South African Rand
MXN	Mexican Peso

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(k)
Bonds	$—	$114,298,518	$—	$114,298,518
Loan Participations and Assignments	—	1,347,550	—	1,347,550
Preferred Stock	—	19,812	—	19,812
Short-Term Investments(k)	13,999,596	—	—	13,999,596
Derivatives(l)
Purchased Options	1,969	—	—	1,969
Futures Contracts	4,218	—	—	4,218
Credit Default Swap Contracts	—	3,031	—	3,031
Forward Foreign Currency Exchange Contracts	—	475,082	—	475,082
Total	$14,005,783	$116,143,993	$—	$130,149,776
Liabilities
Derivatives(l)
Futures Contracts	$(190,596)	$—	$—	$(190,596)
Written Options	(450,844)	(233,597)	—	(684,441)
Forward Foreign Currency Exchange Contracts	—	(495,182)	—	(495,182)
Total	$(641,440)	$(728,779)	$—	$(1,370,219)

There have been no transfers between value measurement levels during the period ended July 31, 2013.
(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on futures contracts,credit default swap contracts, forward foreign currency exchange contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$3,031	$—	$—
Foreign Exchange Contracts	$—	$—	$(20,100)	$—
Interest Rate Contracts	$(186,378)	$—	$—	$(417,303)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 20, 2013